FINANCIAL STATEMENT SCHEDULE I - Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
REVENUE	$ 3,974,800	$ 4,802,309	$ 5,087,178
OPERATING EXPENSES
General and administrative	(383,874)	(311,696)	(255,780)
Property charges and others	(38,068)	(8,698)	(6,884)
Total operating costs and expenses	(833,569)	(600,114)	(539,287)
OPERATING INCOME	98,415	685,360	839,824
NON-OPERATING INCOME (EXPENSES)
Interest expenses, net of capitalized interest	(118,330)	(124,090)	(152,660)
Amortization of deferred financing costs	(38,511)	(28,055)	(18,159)
Foreign exchange (loss) gain, net	(2,156)	(6,155)	(10,756)
Other income, net	2,317	2,313	1,661
Loss on extinguishment of debt	(481)	0	(50,935)
Total non-operating expenses, net	(158,192)	(154,938)	(259,370)
INCOME BEFORE INCOME TAX	(59,777)	530,422	580,454
INCOME TAX EXPENSE	(1,031)	(3,036)	(2,441)
NET INCOME	(60,808)	527,386	578,013
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	0	0	0
OPERATING EXPENSES
General and administrative	(30,843)	(33,887)	(33,345)
Property charges and others	(907)	0	0
Total operating costs and expenses	(31,750)	(33,887)	(33,345)
OPERATING INCOME	(31,750)	(33,887)	(33,345)
NON-OPERATING INCOME (EXPENSES)
Interest income	992	3	(403)
Interest expenses, net of capitalized interest	0	0	(4,274)
Amortization of deferred financing costs	0	0	(748)
Foreign exchange (loss) gain, net	(108)	569	(1,231)
Other income, net	19,118	22,325	20,366
Loss on extinguishment of debt	0	0	(679)
Share of results of subsidiaries	118,046	620,023	658,016
Total non-operating expenses, net	138,048	642,920	671,047
INCOME BEFORE INCOME TAX	106,298	609,033	637,702
INCOME TAX EXPENSE	(551)	(753)	(239)
NET INCOME	$ 105,747	$ 608,280	$ 637,463